Discontinued operation (Details Narrative) $ in Thousands, $ in Thousands		6 Months Ended					12 Months Ended
	Jul. 01, 2022 USD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 AUD ($)	Dec. 31, 2022 USD ($)	[1]	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2023 AUD ($)	Jul. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Loss on sale of discontinued operation			[1]		$ (804)		$ (4,207)		$ (625)		$ 69
Contingent consideration asset, fair value		$ 600							$ 4,500
Contingent consideration, fair value, multiple to year one forecast EBITDA		4.5							4.5
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total disposal consideration	$ 6,750
Loss on sale of discontinued operation	800
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Total disposal consideration							3,136	$ 4,752
Loss on sale of discontinued operation							(4,207)		$ (625)		$ 69
Carrying value of assets sold	$ 7,500
Working capital adjustments on consideration paid (received)							$ 2,900	$ 4,300
Contingent consideration asset, fair value														$ 4,500
Contingent consideration, fair value, multiple to year one forecast EBITDA							4.5	4.5
Discontinued operation, forecast EBITDA amount				$ 800				$ 2,700		$ 2,700
Contingent consideration, fair value, discount on EBITDA							1000.00%	1000.00%
Advisory fees							$ 400	$ 500
Net assets sold							7,000	10,100
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation							$ 3,854	$ 5,391	$ 34	$ 50
Disposal groups classified as held for sale [member] | Disposal of major subsidiary [member]
IfrsStatementLineItems [Line Items]
Contingent consideration asset, fair value												$ 600	$ 900

[1]	Financials for continuing operations for both six months ended December 31, 2023, and six months ended December 31, 2022, up to the “Loss from continuing operations” line and for earnings per share.